Consolidated Statement Financial Position ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
CURRENT ASSETS
Cash and cash equivalents	₪ 465,739	$ 134,335	₪ 89,688
Short-term deposits and investments	10,495	3,027	39,527
Trade accounts receivables			34,168
Other receivables	7,222	2,083	13,344
Inventories			1,865
Current assets	483,456	139,445	178,592
NON-CURRENT ASSETS
Trading property	492,619	142,088	1,310,549
Deposits, loans and other long-term balances	34,874	10,058	23,484
Investments in associates and joint venture	5,592	1,613	26,949
Property, plant and equipment, net	830	239	721,635
Non-current assets	533,915	153,998	2,082,617
Assets	1,017,371	293,443	2,261,209
CURRENT LIABILITIES
Current maturities of long term borrowings and short-term credits	780,861	225,226	1,128,768
Suppliers and service providers	2,720	785	34,160
Payables and other credit balances	63,293	18,255	46,699
Current liabilities	846,874	244,266	1,209,627
NON-CURRENT LIABILITIES
Borrowings	243,311	70,179	852,870
Other liabilities	75,970	21,913	57,155
Deferred taxes			92,942
Non-current liabilities	319,281	92,092	1,002,967
Commitments, Contingencies, Liens and Collaterals
Shareholders' Equity
Share capital and share premium	1,105,974	319,000	1,105,974
Reserves	(870,043)	(250,951)	(787,765)
Retained losses	(430,366)	(124,131)	(406,698)
Attributable to equity holders of the Company	(194,435)	(56,082)	(88,489)
Non-controlling interest	45,651	13,167	137,103
Equity	(148,784)	(42,915)	48,614
Equity and liabilities	₪ 1,017,371	$ 293,443	₪ 2,261,209